Statement of Changes in Net Assets Available for Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Interest and dividend income	$ 1,089
Net appreciation in fair value of investments	4,680
Total investment income	5,769
Contributions
Employer	755
Employee	2,861
Employee rollover	239
Total contributions	3,855
Total additions to net assets	9,624
Deductions
Participant distributions	2,654
Administrative expenses	75
Total deductions	2,729
Net increase in net assets	6,895
Transfers into Plan	19
Net assets available for benefits, beginning of the year	37,354
Net assets available for benefits, end of the year	$ 44,268